Consolidated Statements of Operations - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Mar. 31, 2024		Dec. 31, 2023	Mar. 31, 2023
Other income
Income (loss) before income tax expense
Income tax expenses (benefits)
Income (loss) from continuing operations
Net income (loss)
Other comprehensive income (loss)
Change in cumulative foreign currency translation income (loss)
Comprehensive income(loss) attributable to shareholders
Weighted average shares outstanding
Weighted average shares outstanding- basic
Weighted average shares outstanding- diluted
Net income per ordinary share:
Net loss income per share- basic		$ 1
Net loss income per share- diluted		$ 1
Redeemable Ordinary Shares [Member]
Net income per ordinary share:
Net loss income per share- basic				$ 1
Net loss income per share- diluted				$ 1
Non Redeemable Ordinary Shares [Member]
Weighted average shares outstanding
Weighted average shares outstanding- basic
Weighted average shares outstanding- diluted
Alphatime Acquisition Corp [Member]
Operating expenses:
Formation and operating costs	$ 183,402		$ 344,903			$ 1,283,961			$ 1,189,081
Total operating expenses	(183,402)		(344,903)			(1,283,961)			(1,189,081)
Other income
Income earned on Trust Account	301,371		787,168			2,782,552			3,130,199
Net income (loss)	117,969		442,265			1,498,591			1,941,118
Net income (loss) attributable to shareholders						(1,833,961)			(9,616,463)
Alphatime Acquisition Corp [Member] | Redeemable Ordinary Shares [Member]
Other income
Income earned on Trust Account	301,371		787,168			2,782,552			3,130,199
Net income (loss)	$ 264,607		$ 598,966			$ 2,067,340			$ 4,227,181
Weighted average shares outstanding
Weighted average shares outstanding- basic	1,335,250		4,810,460			4,747,637			6,830,959
Weighted average shares outstanding- diluted	1,335,250		4,810,460			4,747,637			6,830,959
Net income per ordinary share:
Net loss income per share- basic	$ 0.20		$ 0.12			$ 0.44			$ 0.62
Net loss income per share- diluted	$ 0.20		$ 0.12			$ 0.44			$ 0.62
Alphatime Acquisition Corp [Member] | Non Redeemable Ordinary Shares [Member]
Other income
Income earned on Trust Account
Net income (loss)	$ (146,638)		$ (156,701)			$ (568,749)			$ (2,286,063)
Weighted average shares outstanding
Weighted average shares outstanding- basic	2,134,200		2,134,200			2,134,200			2,130,307
Weighted average shares outstanding- diluted	2,134,200		2,134,200			2,134,200			2,130,307
Net income per ordinary share:
Net loss income per share- basic	$ (0.07)		$ (0.07)			$ (0.27)			$ (1.07)
Net loss income per share- diluted	$ (0.07)		$ (0.07)			$ (0.27)			$ (1.07)
HCYC Group Company Limited [Member]
Restructuring Cost and Reserve [Line Items]
Net revenues				$ 2,849,852	$ 6,775,699		$ 10,887,830			$ 845,395
Cost of revenues				2,477,936	5,968,105		9,480,486			536,701
Gross profit				371,916	807,594		1,407,344			308,694
Operating expenses:
Compensation and benefits							497,856			408,642
General and administrative expenses				991,813	555,353		878,756			162,034
Total operating expenses				991,813	555,353		1,376,612			570,676
Income (loss) from operations				(619,897)	252,241		30,732			(261,982)
Other income
Other income				(8)			(20,369)			(12,247)
Investment losses										11,852
Interest income				(921)	(908)		(4,332)			(314)
Total other expenses (income), net				(929)	(908)		(24,701)			(709)
Income (loss) before income tax expense				(618,968)	253,149		55,433			(261,273)
Income tax expenses (benefits)				11,538	(34,250)		(37,227)			83,131
Income (loss) from continuing operations				(607,430)	218,899		18,206			(178,142)
Net income (loss)				(607,430)	218,899		18,206			(178,142)
Net income (loss) attributable to shareholders				(607,430)	218,899
Other comprehensive income (loss)
Change in cumulative foreign currency translation income (loss)				4,412	489		467			(671)
Comprehensive income(loss) attributable to shareholders				$ (603,018)	$ 219,388		$ 18,673			$ (178,813)
Weighted average shares outstanding
Weighted average shares outstanding- basic				10,000	10,000		10,000	[1]		10,000	[1]
Weighted average shares outstanding- diluted				10,000	10,000		10,000	[1]		10,000	[1]
Net income per ordinary share:
Net loss income per share- basic				$ (61)	$ 22		$ 2	[1]		$ (18)	[1]
Net loss income per share- diluted				$ (61)	$ 22		$ 2	[1]		$ (18)	[1]

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization as of the issuance date of this report.